Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2016		2017		2018		2018
	(In millions)
Current tax expense	Rs.	68,947.3	Rs.	84,273.5	Rs.	108,676.0	US$	1,669.1
Deferred tax (benefit) expense		(1,410.4)		(5,048.6)		(10,403.5)		(159.8)

Income tax expense	Rs.	67,536.9	Rs.	79,224.9	Rs.	98,272.5	US$	1,509.3

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2016		2017		2018		2018
	(In millions)
Income before income tax expense	Rs.	185,586.8	Rs.	219,965.5	Rs.	277,106.4	US$	4,255.9
Statutory income tax rate		34.61%		34.61%		34.61%		34.61%
Expected income tax expense		64,227.9		76,125.7		95,901.0		1,473.0
Adjustments to reconcile expected income tax to actual tax expense

Nondeductible stock-based compensation		4,358.5		2,839.0		2,282.3		35.1
Income exempt from taxes		(1,140.5)		(997.2)		(524.8)		(8.1)
Effect of change in statutory tax rate		(274.3)		—		(209.2)		(3.2)
Other, net		365.3		1,257.4		823.2		12.5

Income tax expense	Rs.	67,536.9	Rs.	79,224.9	Rs.	98,272.5	US$	1,509.3

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2017		2018		2018
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	19,491.1	Rs.	30,732.5	US$	472.0
Unrealized loss on securities available for sale		—		2,491.2		38.3
Investments, others		265.2		—		—
Derivatives		633.2		309.8		4.8
Employee benefits		1,666.7		1,905.5		29.3
Others		3,453.0		4,718.5		72.4

Deferred tax asset		25,509.2		40,157.5		616.8

Taxable temporary differences:
Property and equipment		1,196.1		434.0		6.7
Loan origination cost		2,883.5		4,957.9		76.1
Investments, others		—		479.2		7.4
Unrealized gain on securities available for sale		13,367.7		—		—
Intangible assets		0.7		0.3		—

Deferred tax liability		17,448.0		5,871.4		90.2

Net deferred tax asset (liability)	Rs.	8,061.2	Rs.	34,286.1	US$	526.6

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2017		2018		2018
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	10.0
Increase/(decrease) related to prior year tax positions		—		—		—

Closing balance	Rs.	648.3	Rs.	648.3	US$	10.0